Consolidated Statements of Changes in Total Equity - USD ($)	Total	Limited Liability Company	Series B	Series A	Limited Partner [Member]	General Partner [Member]	Common Stock [Member]	Common Stock [Member] Limited Partner [Member]	Preferred Units	Preferred Units Series B	Preferred Units Series A	Preferred Units Limited Partner [Member]	Preferred Units Limited Partner [Member] Series B	Preferred Units Limited Partner [Member] Series A	Noncontrolling Interest	Noncontrolling Interest Limited Partner [Member]	AOCI Attributable to Parent [Member]
Beginning balance, units at Dec. 31, 2021								87,010,000				11,800,000
Beginning balance at Dec. 31, 2021	$ 1,929,023,000					$ 48,286,000		$ 1,583,229,000				$ 285,159,000			$ 65,512,000		$ (53,163,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	241,553,000	$ 193,913,000			$ 47,640,000	740,000	$ 157,339,000	40,407,000	$ 21,608,000			3,998,000			14,966,000	$ 2,495,000
Conversion of Stock, Amount Converted	(1,955,365,000)					(49,026,000)		$ (1,623,607,000)				$ (282,732,000)
Conversion of Stock, Shares Converted							(87,010,000)		(11,800,000)
Conversion of Stock, Amount Issued	1,955,365,000						$ 1,672,633,000		$ 282,732,000
Conversion of Stock, Shares Issued							88,565,000		11,800,000
Other comprehensive income (loss)	94,416,000														736,000		93,680,000
Adjustments to Additional Paid in Capital, Other	129,271,000						$ 129,271,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit			$ 1.5939	$ 1.6875
Partners' Capital Account, Distributions			$ (3,613,000)	$ (2,812,000)									$ (3,613,000)	$ (2,812,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(4,180,000)														(4,180,000)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared			$ (10,790,000)	$ (8,391,000)						$ (10,790,000)	$ (8,391,000)
Restricted Stock Award, Forfeitures					3,254,000	59,000
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	3,313,000
Partners' Capital Account, Contributions	6,035,000				5,926,000	109,000
Stock Repurchased During Period, Value									111,000
Payments for Repurchase of Preferred Stock and Preference Stock	2,690,000						$ 15,000		$ 2,675,000	$ 1,758,000	$ 932,000
Partners' Capital Account, Acquisitions	2,751,000				$ 2,701,000	50,000
Preferred stock, dividends per share, declared (in dollars per shares)			$ 0.5313	$ 0.5625
Stock Repurchased and Retired During Period, Shares									110,861,000	72,804,000	38,057,000
Limited Liability Company (LLC) Preferred Unit, Outstanding									11,689,000
Common Unit, Outstanding							88,565,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,361,758,000					0	$ 1,959,228,000		$ 282,484,000						79,529,000		40,517,000
Net (loss) income	317,716,000						$ 279,601,000		$ 24,941,000						13,174,000
Conversion of Stock, Shares Issued							11,384,000
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	50,000,000						$ 50,000,000
Other comprehensive income (loss)	(8,798,000)														372,000		(9,170,000)
Adjustments to Additional Paid in Capital, Other	86,180,000						$ 86,180,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit			$ 0.0213	$ 0.0225			$ 0.5003
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(864,000)														(864,000)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared			$ (13,871,000)	$ (11,070,000)						$ (13,871,000)	$ (11,070,000)
Stock Repurchased During Period, Value									(160,000)
Payments for Repurchase of Preferred Stock and Preference Stock	3,972,000						$ 93,000		$ 4,065,000	$ 3,272,000	$ 700,000
Stock Repurchased and Retired During Period, Shares									160,476	131,081	29,395
Limited Liability Company (LLC) Preferred Unit, Outstanding									11,529,000
Common Unit, Outstanding							99,949,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,677,079,000					0	$ 2,275,102,000		$ 278,419,000						92,211,000		31,347,000
Equity	2,584,868,000
Net (loss) income	(95,821,000)						(93,223,000)		25,117,000						(27,715,000)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	250,000,000						$ 250,000,000
Other comprehensive income (loss)	4,964,000														228,000		4,736,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit			$ 0.0213	$ 0.0225			$ 2.5013
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(4,411,000)														(4,411,000)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared			$ (13,871,000)	$ (11,246,000)						$ (13,871,000)	$ (11,246,000)
Payments for Repurchase of Preferred Stock and Preference Stock	0								$ 0	$ 0	$ 0
Stock Repurchased and Retired During Period, Shares									0	0	0
Limited Liability Company (LLC) Preferred Unit, Outstanding									11,529,000
Common Unit, Outstanding							99,949,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,306,694,000					$ 0	$ 1,931,879,000		$ 278,419,000						$ 60,313,000		$ 36,083,000
Equity	$ 2,246,381,000